FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

12.FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2019 and 2020:

		Fair Value Measurements at Reporting
		Date Using
			Significant
		Quoted Prices	Other	Significant
	As of	in Active Markets	Observable	Unobservable
	December 31,	for Identical Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Cash equivalents	$107,628	$—	$107,628	$—
Short-term investments	995,350	—	995,350	—
Total	$1,102,978	$—	$1,102,978	$—

		Fair Value Measurements at Reporting
		Date Using
			Significant
		Quoted Prices	Other	Significant
	As of	in Active Markets	Observable	Unobservable
	December 31,	for Identical Assets	Inputs	Inputs
Items	2020	(Level 1)	(Level 2)	(Level 3)
Cash equivalents	$246,673	$—	$246,673	$—
Short-term investments	774,618	—	774,618	—
Total	$1,021,291	$—	$1,021,291	$—

Cash Equivalents

The Sogou Group’s cash equivalents consist of demand deposits, time deposits with original maturities of three months or less, and highly-liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Sogou Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements.

Short-term Investments

The Sogou Group invested in time deposits with original maturities of more than three months and financial instruments issued by commercial banks in China which had variable interest rates indexed to the performance of underlying assets. Since the investments’ maturity dates are within one year, they are classified as short-term investments. In accordance with ASC 825, the Sogou Group elected the fair value method at the date of initial recognition and carried these investments at fair value. For both time deposits with original maturities of more than three months and financial instruments with a variable interest rate indexed to performance of underlying assets, the fair values are determined based on the pervasive interest rates in the market.

Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as other income, net. To estimate fair value, the Sogou Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Sogou Group classifies the fair value measurements as Level 2 of fair value measurements. The Sogou Group recorded gains resulting from changes in the fair value of short-term investments of US$22,058, US$29,900 and US$24,018, respectively, in other income, net, for the years ended December 31, 2018, 2019 and 2020.

Long-term Investments

Since the adoption of ASC 321 in 2018, all of the Sogou Group’s long-term equity investments are accounted for at cost less impairments, adjusted by observable price changes as these investments do not have readily determinable market values. When observable price changes are identified, with the assistance of a qualified professional appraiser, the Sogou Group uses the back-solve method to re-measure the fair value of the investments and to determine the amount that should be recorded as upward or downward adjustments. The back-solve method requires considering the rights and preferences of each classes of equity and solving for the total equity value that is consistent with a recent transaction of the subject company’s securities. This method requires making assumptions on future outcomes available to the subject company, the probability of each scenario, expected time to liquidity events, volatility and risk-free rate. The Sogou Group classifies these non-recurring fair value measurement as Level 3 of fair value measurement. The Sogou Group recorded gains resulting from upward adjustment of US$18,013, nil and nil in other income for the years ended December 31, 2018, 2019 and 2020, respectively.

The Sogou Group also measures equity investments without readily determinable fair values at fair value on a non-recurring basis when an impairment loss is to be recognized. These investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to their fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in other income, net, for a particular year. The Sogou Group recognized an impairment loss of US$2,605, US$10,965 and US$500, respectively, for those investments without readily determinable fair values in 2018, 2019 and 2020.